Capital Stock (Details 4b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Other Warrants [Member] | Pre-Modification [Member]
Market price per share	$ 10.00
Exercise price per share	$ 30.23
Risk-free interest rate	0.83%
Term	2 years 3 months 3 days
Volatility	73.70%
Dividend rate	0.00%
Fair Value per share	$ 1.55
Other Warrants [Member] | Post-Modification [Member]
Market price per share	10.00
Exercise price per share	$ 11.92
Risk-free interest rate	0.83%
Term	2 years 3 months 3 days
Volatility	73.70%
Dividend rate	0.00%
Fair Value per share	$ 3.79